Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Separate Portfolios Trust
Entity Central Index Key	0001392116
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000164501
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class A
Trading Symbol	VTRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 261,933,758
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$261,933,758 # of Portfolio Holdings13 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	35.3%
Fixed Income	64.5%

Target Asset Allocations

Value	Value
US Large Blend	20.5%
Emerging Markets	2.5%
International	11.5%
Core Fixed Income	39.0%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.4%
Fidelity 500 Index Fund	21.1%
iShares Core U.S. Aggregate Bond ETF	14.2%
Schwab U.S. TIPS ETF	9.7%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	6.8%
SPDR Portfolio High Yield Bond ETF	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.8%
Xtrackers MSCI EAFE Hedged Equity ETF	2.0%

C000121558
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class I
Trading Symbol	ISOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 261,933,758
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$261,933,758 # of Portfolio Holdings13 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	35.3%
Fixed Income	64.5%

Target Asset Allocations

Value	Value
US Large Blend	20.5%
Emerging Markets	2.5%
International	11.5%
Core Fixed Income	39.0%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.4%
Fidelity 500 Index Fund	21.1%
iShares Core U.S. Aggregate Bond ETF	14.2%
Schwab U.S. TIPS ETF	9.7%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	6.8%
SPDR Portfolio High Yield Bond ETF	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.8%
Xtrackers MSCI EAFE Hedged Equity ETF	2.0%

C000201116
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class R
Trading Symbol	VRRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 261,933,758
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$261,933,758 # of Portfolio Holdings13 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	35.3%
Fixed Income	64.5%

Target Asset Allocations

Value	Value
US Large Blend	20.5%
Emerging Markets	2.5%
International	11.5%
Core Fixed Income	39.0%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.4%
Fidelity 500 Index Fund	21.1%
iShares Core U.S. Aggregate Bond ETF	14.2%
Schwab U.S. TIPS ETF	9.7%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	6.8%
SPDR Portfolio High Yield Bond ETF	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.8%
Xtrackers MSCI EAFE Hedged Equity ETF	2.0%

C000164502
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class R6
Trading Symbol	VTRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 261,933,758
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$261,933,758 # of Portfolio Holdings13 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	35.3%
Fixed Income	64.5%

Target Asset Allocations

Value	Value
US Large Blend	20.5%
Emerging Markets	2.5%
International	11.5%
Core Fixed Income	39.0%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.4%
Fidelity 500 Index Fund	21.1%
iShares Core U.S. Aggregate Bond ETF	14.2%
Schwab U.S. TIPS ETF	9.7%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	6.8%
SPDR Portfolio High Yield Bond ETF	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.8%
Xtrackers MSCI EAFE Hedged Equity ETF	2.0%

C000164507
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class A
Trading Symbol	VTREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 196,925,810
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,925,810 # of Portfolio Holdings15 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.1%
Equity	60.7%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	3.5%
International	17.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	35.0%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	11.4%
Vanguard FTSE Developed Markets ETF	9.8%
Voya Multi-Manager International Equity Fund - Class I	6.3%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.9%
Schwab U.S. TIPS ETF	2.9%
Vanguard FTSE Emerging Markets ETF	1.9%
Voya Short Duration Bond Fund - Class R6	1.9%

C000121561
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class I
Trading Symbol	IRSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 196,925,810
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,925,810 # of Portfolio Holdings15 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.1%
Equity	60.7%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	3.5%
International	17.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	35.0%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	11.4%
Vanguard FTSE Developed Markets ETF	9.8%
Voya Multi-Manager International Equity Fund - Class I	6.3%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.9%
Schwab U.S. TIPS ETF	2.9%
Vanguard FTSE Emerging Markets ETF	1.9%
Voya Short Duration Bond Fund - Class R6	1.9%

C000201119
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class R
Trading Symbol	VRRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 196,925,810
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,925,810 # of Portfolio Holdings15 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.1%
Equity	60.7%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	3.5%
International	17.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	35.0%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	11.4%
Vanguard FTSE Developed Markets ETF	9.8%
Voya Multi-Manager International Equity Fund - Class I	6.3%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.9%
Schwab U.S. TIPS ETF	2.9%
Vanguard FTSE Emerging Markets ETF	1.9%
Voya Short Duration Bond Fund - Class R6	1.9%

C000164508
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class R6
Trading Symbol	VTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 196,925,810
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,925,810 # of Portfolio Holdings15 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.1%
Equity	60.7%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	3.5%
International	17.0%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	35.0%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	11.4%
Vanguard FTSE Developed Markets ETF	9.8%
Voya Multi-Manager International Equity Fund - Class I	6.3%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.9%
Schwab U.S. TIPS ETF	2.9%
Vanguard FTSE Emerging Markets ETF	1.9%
Voya Short Duration Bond Fund - Class R6	1.9%

C000164510
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class A
Trading Symbol	VTRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 262,321,655
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$262,321,655 # of Portfolio Holdings13 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	28.2%
Equity	71.6%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	4.5%
International	20.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	41.9%
Voya Intermediate Bond Fund - Class R6	14.8%
Vanguard FTSE Developed Markets ETF	12.0%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya VACS Series EME Fund	2.2%
SPDR Portfolio High Yield Bond ETF	1.9%

C000121562
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class I
Trading Symbol	IRSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 262,321,655
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$262,321,655 # of Portfolio Holdings13 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	28.2%
Equity	71.6%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	4.5%
International	20.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	41.9%
Voya Intermediate Bond Fund - Class R6	14.8%
Vanguard FTSE Developed Markets ETF	12.0%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya VACS Series EME Fund	2.2%
SPDR Portfolio High Yield Bond ETF	1.9%

C000201120
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class R
Trading Symbol	VRRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 262,321,655
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$262,321,655 # of Portfolio Holdings13 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	28.2%
Equity	71.6%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	4.5%
International	20.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	41.9%
Voya Intermediate Bond Fund - Class R6	14.8%
Vanguard FTSE Developed Markets ETF	12.0%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya VACS Series EME Fund	2.2%
SPDR Portfolio High Yield Bond ETF	1.9%

C000164509
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class R6
Trading Symbol	VTRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 262,321,655
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$262,321,655 # of Portfolio Holdings13 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	28.2%
Equity	71.6%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
Emerging Markets	4.5%
International	20.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	41.9%
Voya Intermediate Bond Fund - Class R6	14.8%
Vanguard FTSE Developed Markets ETF	12.0%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Vanguard Long-Term Treasury ETF	2.9%
iShares Core S&P Mid-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya VACS Series EME Fund	2.2%
SPDR Portfolio High Yield Bond ETF	1.9%

C000164511
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class A
Trading Symbol	VTRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$20	0.37%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%
AssetsNet	$ 147,270,141
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$147,270,141 # of Portfolio Holdings13 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
Emerging Markets	5.5%
International	24.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	46.7%
Vanguard FTSE Developed Markets ETF	14.8%
Voya Intermediate Bond Fund - Class R6	10.8%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	3.8%
Voya VACS Series EME Fund	3.3%
Vanguard Long-Term Treasury ETF	2.9%
Vanguard FTSE Emerging Markets ETF	2.4%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

C000121563
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class I
Trading Symbol	IRSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 147,270,141
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$147,270,141 # of Portfolio Holdings13 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
Emerging Markets	5.5%
International	24.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	46.7%
Vanguard FTSE Developed Markets ETF	14.8%
Voya Intermediate Bond Fund - Class R6	10.8%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	3.8%
Voya VACS Series EME Fund	3.3%
Vanguard Long-Term Treasury ETF	2.9%
Vanguard FTSE Emerging Markets ETF	2.4%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

C000201121
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class R
Trading Symbol	VRRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
AssetsNet	$ 147,270,141
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$147,270,141 # of Portfolio Holdings13 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
Emerging Markets	5.5%
International	24.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	46.7%
Vanguard FTSE Developed Markets ETF	14.8%
Voya Intermediate Bond Fund - Class R6	10.8%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	3.8%
Voya VACS Series EME Fund	3.3%
Vanguard Long-Term Treasury ETF	2.9%
Vanguard FTSE Emerging Markets ETF	2.4%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

C000164512
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class R6
Trading Symbol	VTRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 147,270,141
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$147,270,141 # of Portfolio Holdings13 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
Emerging Markets	5.5%
International	24.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	46.7%
Vanguard FTSE Developed Markets ETF	14.8%
Voya Intermediate Bond Fund - Class R6	10.8%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	3.8%
Voya VACS Series EME Fund	3.3%
Vanguard Long-Term Treasury ETF	2.9%
Vanguard FTSE Emerging Markets ETF	2.4%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

C000164513
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class A
Trading Symbol	VTRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 227,469,155
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$227,469,155 # of Portfolio Holdings12 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.7%
Equity	90.1%

Target Asset Allocations

Value	Value
US Large Blend	52.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
Emerging Markets	6.5%
International	25.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	52.1%
Vanguard FTSE Developed Markets ETF	16.1%
Voya Multi-Manager International Equity Fund - Class I	7.8%
Voya Intermediate Bond Fund - Class R6	5.9%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	3.2%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
Voya MI Dynamic Small Cap Fund - Class R6	1.3%

C000121564
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class I
Trading Symbol	IRSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 227,469,155
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$227,469,155 # of Portfolio Holdings12 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.7%
Equity	90.1%

Target Asset Allocations

Value	Value
US Large Blend	52.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
Emerging Markets	6.5%
International	25.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	52.1%
Vanguard FTSE Developed Markets ETF	16.1%
Voya Multi-Manager International Equity Fund - Class I	7.8%
Voya Intermediate Bond Fund - Class R6	5.9%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	3.2%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
Voya MI Dynamic Small Cap Fund - Class R6	1.3%

C000201122
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class R
Trading Symbol	VRRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
AssetsNet	$ 227,469,155
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$227,469,155 # of Portfolio Holdings12 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.7%
Equity	90.1%

Target Asset Allocations

Value	Value
US Large Blend	52.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
Emerging Markets	6.5%
International	25.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	52.1%
Vanguard FTSE Developed Markets ETF	16.1%
Voya Multi-Manager International Equity Fund - Class I	7.8%
Voya Intermediate Bond Fund - Class R6	5.9%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	3.2%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
Voya MI Dynamic Small Cap Fund - Class R6	1.3%

C000164514
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class R6
Trading Symbol	VTRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 227,469,155
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$227,469,155 # of Portfolio Holdings12 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.7%
Equity	90.1%

Target Asset Allocations

Value	Value
US Large Blend	52.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
Emerging Markets	6.5%
International	25.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	52.1%
Vanguard FTSE Developed Markets ETF	16.1%
Voya Multi-Manager International Equity Fund - Class I	7.8%
Voya Intermediate Bond Fund - Class R6	5.9%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	3.2%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
Voya MI Dynamic Small Cap Fund - Class R6	1.3%

C000164515
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class A
Trading Symbol	VTROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
AssetsNet	$ 120,619,164
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$120,619,164 # of Portfolio Holdings11 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	5.3%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
Emerging Markets	6.5%
International	26.0%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.7%
Voya Multi-Manager International Equity Fund - Class I	8.1%
Voya Intermediate Bond Fund - Class R6	4.3%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000121565
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class I
Trading Symbol	IRSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
AssetsNet	$ 120,619,164
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$120,619,164 # of Portfolio Holdings11 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	5.3%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
Emerging Markets	6.5%
International	26.0%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.7%
Voya Multi-Manager International Equity Fund - Class I	8.1%
Voya Intermediate Bond Fund - Class R6	4.3%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000201123
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class R
Trading Symbol	VRRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 120,619,164
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$120,619,164 # of Portfolio Holdings11 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	5.3%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
Emerging Markets	6.5%
International	26.0%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.7%
Voya Multi-Manager International Equity Fund - Class I	8.1%
Voya Intermediate Bond Fund - Class R6	4.3%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000164516
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class R6
Trading Symbol	VTRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 120,619,164
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$120,619,164 # of Portfolio Holdings11 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	5.3%
Equity	94.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
Emerging Markets	6.5%
International	26.0%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.7%
Voya Multi-Manager International Equity Fund - Class I	8.1%
Voya Intermediate Bond Fund - Class R6	4.3%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000164517
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class A
Trading Symbol	VTRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 158,418,776
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$158,418,776 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	17.6%
Voya Multi-Manager International Equity Fund - Class I	7.8%
iShares Core S&P Mid-Cap ETF	4.8%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000121566
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class I
Trading Symbol	IRSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 158,418,776
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$158,418,776 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	17.6%
Voya Multi-Manager International Equity Fund - Class I	7.8%
iShares Core S&P Mid-Cap ETF	4.8%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000201124
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class R
Trading Symbol	VRRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
AssetsNet	$ 158,418,776
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$158,418,776 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	17.6%
Voya Multi-Manager International Equity Fund - Class I	7.8%
iShares Core S&P Mid-Cap ETF	4.8%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000164518
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class R6
Trading Symbol	VTRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 158,418,776
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$158,418,776 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	17.6%
Voya Multi-Manager International Equity Fund - Class I	7.8%
iShares Core S&P Mid-Cap ETF	4.8%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000164519
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class A
Trading Symbol	VTRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
AssetsNet	$ 68,697,592
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$68,697,592 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.9%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.4%
Vanguard FTSE Developed Markets ETF	17.7%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.1%

C000161488
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class I
Trading Symbol	VRSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 68,697,592
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$68,697,592 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.9%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.4%
Vanguard FTSE Developed Markets ETF	17.7%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.1%

C000201125
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class R
Trading Symbol	VRROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 68,697,592
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$68,697,592 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.9%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.4%
Vanguard FTSE Developed Markets ETF	17.7%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.1%

C000164520
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class R6
Trading Symbol	VTRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 68,697,592
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$68,697,592 # of Portfolio Holdings11 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.9%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	26.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.4%
Vanguard FTSE Developed Markets ETF	17.7%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.1%

C000219039
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class A
Trading Symbol	VTAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$20	0.37%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%
AssetsNet	$ 26,204,174
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$26,204,174 # of Portfolio Holdings11 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	3.4%
Equity	96.3%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.3%
Vanguard FTSE Developed Markets ETF	16.2%
Voya Multi-Manager International Equity Fund - Class I	9.8%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	4.1%
Vanguard FTSE Emerging Markets ETF	3.1%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000219040
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class I
Trading Symbol	VTIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$8	0.14%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.14%
AssetsNet	$ 26,204,174
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$26,204,174 # of Portfolio Holdings11 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	3.4%
Equity	96.3%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.3%
Vanguard FTSE Developed Markets ETF	16.2%
Voya Multi-Manager International Equity Fund - Class I	9.8%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	4.1%
Vanguard FTSE Emerging Markets ETF	3.1%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000219041
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class R
Trading Symbol	VTURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
AssetsNet	$ 26,204,174
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$26,204,174 # of Portfolio Holdings11 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	3.4%
Equity	96.3%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.3%
Vanguard FTSE Developed Markets ETF	16.2%
Voya Multi-Manager International Equity Fund - Class I	9.8%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	4.1%
Vanguard FTSE Emerging Markets ETF	3.1%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000219038
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class R6
Trading Symbol	VTUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 26,204,174
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$26,204,174 # of Portfolio Holdings11 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	3.4%
Equity	96.3%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.3%
Vanguard FTSE Developed Markets ETF	16.2%
Voya Multi-Manager International Equity Fund - Class I	9.8%
iShares Core S&P Mid-Cap ETF	4.7%
Voya VACS Series EME Fund	4.1%
Vanguard FTSE Emerging Markets ETF	3.1%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000259836
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2070 Fund
Class Name	Class A
Trading Symbol	VTRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class AFootnote Reference*	$12	0.36%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to November 30, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.36%
AssetsNet	$ 3,424,786
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,424,786 # of Portfolio Holdings12 Portfolio Turnover Rate4%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.9%
Voya Multi-Manager International Equity Fund - Class I	8.7%
iShares Core S&P Mid-Cap ETF	4.9%
Voya VACS Series EME Fund	3.9%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000259837
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2070 Fund
Class Name	Class I
Trading Symbol	VTRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class IFootnote Reference*	$4	0.11%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to November 30, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.11%
AssetsNet	$ 3,424,786
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,424,786 # of Portfolio Holdings12 Portfolio Turnover Rate4%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.9%
Voya Multi-Manager International Equity Fund - Class I	8.7%
iShares Core S&P Mid-Cap ETF	4.9%
Voya VACS Series EME Fund	3.9%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000259838
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2070 Fund
Class Name	Class R
Trading Symbol	VTRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class RFootnote Reference*	$19	0.61%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to November 30, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.61%
AssetsNet	$ 3,424,786
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,424,786 # of Portfolio Holdings12 Portfolio Turnover Rate4%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.9%
Voya Multi-Manager International Equity Fund - Class I	8.7%
iShares Core S&P Mid-Cap ETF	4.9%
Voya VACS Series EME Fund	3.9%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%

C000259835
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2070 Fund
Class Name	Class R6
Trading Symbol	VTRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6Footnote Reference*	$4	0.11%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to November 30, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.11%
AssetsNet	$ 3,424,786
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,424,786 # of Portfolio Holdings12 Portfolio Turnover Rate4%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Target Asset Allocations

Value	Value
US Large Blend	54.5%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
Emerging Markets	7.0%
International	27.0%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity 500 Index Fund	54.5%
Vanguard FTSE Developed Markets ETF	16.9%
Voya Multi-Manager International Equity Fund - Class I	8.7%
iShares Core S&P Mid-Cap ETF	4.9%
Voya VACS Series EME Fund	3.9%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya Intermediate Bond Fund - Class R6	2.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%
Voya Small Cap Growth Fund - Class R6	1.1%
Xtrackers MSCI EAFE Hedged Equity ETF	1.0%